AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 90.8%
Asset-Backed Securities — 10.9%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2021-01, Class C
0.890%	10/19/26	800	$796,964
CarMax Auto Owner Trust,
Series 2021-01, Class C
0.940%	12/15/26	200	197,380
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	100	99,933
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A
1.060%	04/15/33	700	693,695
Series 2021-A, Class C
0.830%	08/15/28	100	99,224
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	298,269
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	200	199,019
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	700	755,885
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	200	198,401
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	81	81,661
Series 2020-03, Class C
1.120%	01/15/26	200	201,530
Series 2021-01, Class C
0.750%	02/17/26	300	299,286
			3,921,247
Collateralized Loan Obligations — 9.0%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/15/26	880	879,858
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-09A, Class AR, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.611%(c)	07/15/32	250	250,194
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.711%(c)	04/15/32	250	250,166
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.022%(c)	11/17/27	518	517,703
Atrium (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.052%(c)	04/22/27	1,424	1,424,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.178%(c)	04/23/31	2,000	$1,998,002
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
1.564%(c)	10/21/32	250	250,396
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.221%(c)	10/15/28	1,250	1,250,425
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)
1.601%(c)	07/15/32	250	250,216
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.924%(c)	07/20/31	250	250,450
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.234%(c)	04/23/29	2,000	1,998,968
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.261%(c)	10/15/31	1,250	1,250,039
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A
—%(p)	04/20/34	1,250	1,250,000
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.404%(c)	10/20/31	1,500	1,500,340
Hayfin Kingsland Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.369%(c)	04/28/31	1,000	1,000,055
LCM LP (Cayman Islands),
Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
1.363%(c)	07/19/27	250	250,075
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.094%(c)	10/20/27	162	162,094
Ocean Trails CLO (Cayman Islands),
Series 2020-08A, Class A1, 144A, 3 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.191%(c)	07/15/29	250	250,447
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.571%(c)	10/15/32	250	250,496
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A
—%(p)	10/20/31	1,250	1,250,134
A1

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.294%(c)	01/20/31	850	$850,307
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.323%(c)	07/17/31	1,000	1,000,373
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
1.564%(c)	07/20/32	250	250,203
			18,585,213
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	69	69,951
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	36	35,514
			105,465

Total Asset-Backed Securities (cost $22,509,361)			22,611,925
Commercial Mortgage-Backed Securities — 12.0%
BANK,
Series 2019-BN19, Class A1
2.263%	08/15/61	471	481,669
Series 2020-BN25, Class A3
2.391%	01/15/63	100	102,322
Series 2020-BN26, Class A3
2.155%	03/15/63	250	247,505
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,409,960
Barclays Commercial Mortgage Securities Trust,
Series 2020-C08, Class ASB
1.867%	10/15/53	500	498,226
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	103,196
Series 2020-B17, Class A4
2.042%	03/15/53	125	122,172
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,427,327
Series 2020-B20, Class A3
1.945%	10/15/53	750	746,994
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,200,547
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	35	36,028
Series 2014-UBS06, Class A4
3.378%	12/10/47	185	197,521
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR23, Class ASB
3.257%	05/10/48	262	$274,882
Series 2015-CR25, Class ASB
3.537%	08/10/48	897	952,303
Series 2015-PC01, Class A5
3.902%	07/10/50	1,046	1,150,656
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,164,011
Series 2020-C19, Class A2
2.320%	03/15/53	250	250,061
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2
3.650%(cc)	02/25/28	5,170	5,846,758
Series K083, Class AM
4.030%(cc)	10/25/28	950	1,099,111
Series K736, Class X1, IO
1.312%(cc)	07/25/26	7,996	468,156
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	39	39,934
Series 2015-GS01, Class AAB
3.553%	11/10/48	1,682	1,785,454
Series 2020-GC45, Class A3
2.639%	02/13/53	100	104,205
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	1,716	1,778,063
Series 2014-C24, Class A4A1
3.373%	11/15/47	295	311,648
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	56	56,652
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	1,968	1,986,238
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class ASB
3.398%	07/15/50	337	353,544
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	500	515,225
Wells Fargo Commercial Mortgage Trust,
Series 2020-C55, Class A3
2.462%	02/15/53	100	103,184

Total Commercial Mortgage-Backed Securities (cost $24,984,131)			24,813,552
Corporate Bonds — 12.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	325	321,465

A2

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	20	$23,057
			344,522
Agriculture — 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31	200	194,379
4.700%	04/02/27	380	428,074
			622,453
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	25	26,347
3.950%	04/13/24	500	539,040
			565,387
Banks — 3.2%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	5	5,016
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	145	148,612
2.496%(ff)	02/13/31	885	878,895
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	200	208,017
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.904%(ff)	09/30/28	300	294,699
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	620	623,611
3.352%(ff)	04/24/25	160	171,142
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24	500	512,552
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	531,848
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	200	201,861
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	252,005
3.250%	09/26/23	250	267,063
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	5	5,052
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	5	4,948
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	1,090	1,109,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
2.375%	06/10/25	200	$213,227
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	350	355,040
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	345	363,860
Oesterreichische Kontrollbank AG (Austria),
Gov’t. Gtd. Notes
1.500%	02/12/25	200	206,119
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	170	170,924
			6,524,044
Building Materials — 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	500	548,255
Chemicals — 0.3%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	540,025
Commercial Services — 0.2%
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	400	400,391
Diversified Financial Services — 0.5%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	500	506,891
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	50	54,980
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes
1.625%	09/12/24	500	516,269
			1,078,140
Electric — 0.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	390	432,176
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	45	48,010
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	319,026
			799,212

A3

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	10	$11,252
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	45	52,517
			63,769
Healthcare-Services — 0.3%
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	500	556,947
Insurance — 0.4%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	755	875,459
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31	345	365,128
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	1,015	1,167,255
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	380	389,715
3.100%	04/01/25	95	102,496
3.400%	04/01/30	10	10,818
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	106,808
			1,777,092
Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.150%	03/11/31	950	927,013
Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	200	212,497
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	200	201,534
			414,031
Oil & Gas — 0.7%
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	245	270,511
4.300%	08/15/28	300	339,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	6	$6,203
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	400	422,042
3.125%	03/24/31	150	149,832
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	385	357,696
			1,546,152
Pharmaceuticals — 1.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	945	1,003,272
Cigna Corp.,
Gtd. Notes
3.500%	06/15/24	100	107,807
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	494	560,748
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	50	52,577
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	580	639,428
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	370	365,336
			2,729,168
Pipelines — 0.4%
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	470	485,170
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	420	422,710
			907,880
Retail — 0.4%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	335	377,174
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	480	535,352
			912,526
Semiconductors — 0.3%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	550	590,474

A4

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	85	$89,156
Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30	800	900,620
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	340	333,505
2.550%	02/15/31	520	508,149
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	305	304,600
			2,046,874

Total Corporate Bonds (cost $25,474,791)			25,224,098
Sovereign Bonds — 2.3%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	200	207,163
3.375%	10/31/23	400	429,507
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	600	619,962
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	200	200,638
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.875%	11/13/24	300	312,554
3.300%	03/15/28	200	220,171
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	500	513,689
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	200	208,052
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	306,059
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	200	212,263
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23	400	430,058
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	100	108,056
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	50	71,020
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	500	514,664
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	200	$200,714
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	211,808

Total Sovereign Bonds (cost $4,759,073)			4,766,378
U.S. Government Agency Obligations — 6.9%
Federal Home Loan Bank
0.500%	04/14/25	2,000	1,983,315
3.250%	11/16/28	1,900	2,136,652
Federal Home Loan Bank, Unsec’d. Notes
0.375%	09/04/25	500	490,687
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	3,000	2,950,759
1.500%	02/12/25(k)	2,000	2,068,242
6.750%	09/15/29	90	126,676
Federal National Mortgage Assoc.
0.500%	06/17/25	1,000	990,071
0.875%	08/05/30	1,300	1,201,723
1.625%	01/07/25(k)	2,000	2,077,089
6.625%	11/15/30(k)	200	285,010

Total U.S. Government Agency Obligations (cost $14,596,924)			14,310,224
U.S. Treasury Obligations — 46.5%
U.S. Treasury Bonds
1.375%	11/15/40(k)	6,715	5,717,193
1.625%	11/15/50	575	479,676
3.125%	02/15/43(k)	2,125	2,419,180
U.S. Treasury Notes
0.125%	01/31/23	20,000	19,989,844
0.125%	09/15/23	1,660	1,655,461
0.250%	03/15/24	265	264,296
0.250%	10/31/25	285	277,496
0.500%	08/31/27	7,915	7,524,197
0.750%	03/31/26	1,870	1,853,491
0.875%	11/15/30	2,410	2,229,250
1.125%	02/28/22(k)	3,520	3,553,687
1.125%	02/15/31	990	935,395
1.250%	08/31/24	7,390	7,582,256
1.500%	02/15/30	1,324	1,308,071
2.625%	02/15/29	1,145	1,238,747
2.875%	05/15/28(k)	35,505	39,027,762

Total U.S. Treasury Obligations (cost $99,100,626)			96,056,002

Total Long-Term Investments (cost $191,424,906)			187,782,179

Shares
Short-Term Investments — 12.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wf)	1,744,592	16,085,141

A5

AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Core Ultra Short Bond Fund(wf)	10,589,095	$10,589,095

Total Short-Term Investments (cost $26,661,737)		26,674,236

TOTAL INVESTMENTS—103.7% (cost $218,086,643)		214,456,415

Liabilities in excess of other assets(z) — (3.7)%		(7,660,336)

Net Assets — 100.0%		$206,796,079

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
302	10 Year U.S. Ultra Treasury Notes	Jun. 2021	$43,393,625	$(1,347,457)
Short Positions:
217	2 Year U.S. Treasury Notes	Jun. 2021	47,897,664	29,416
415	5 Year U.S. Treasury Notes	Jun. 2021	51,210,353	506,277
390	10 Year U.S. Treasury Notes	Jun. 2021	51,065,625	728,330
61	20 Year U.S. Treasury Bonds	Jun. 2021	9,430,219	329,136
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	3,261,937	135,309
				1,728,468
				$381,011

Inflation swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
370	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(7,278)	$(7,278)
740	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(16,631)	(16,631)
3,735	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(17,067)	(55,258)	(38,191)
1,110	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(10,690)	(10,690)
				$(17,067)	$(89,857)	$(72,790)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
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AST BOND PORTFOLIO 2031 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,850	05/11/25	1.900%(S)	3 Month LIBOR(1)(Q)	$(211,944)	$(146,061)	$65,883
370	01/12/26	0.392%(A)	1 Day USOIS(1)(A)	—	6,912	6,912
740	01/13/26	0.406%(A)	1 Day USOIS(1)(A)	—	13,359	13,359
3,735	02/02/26	0.362%(A)	1 Day USOIS(1)(A)	47,206	79,409	32,203
1,110	02/18/26	0.506%(A)	1 Day USOIS(1)(A)	—	16,475	16,475
162,105	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	25,081,110	11,688,694	(13,392,416)
455	05/11/40	2.200%(S)	3 Month LIBOR(2)(Q)	101,831	8,405	(93,426)
1,266	03/30/50	0.855%(S)	3 Month LIBOR(2)(Q)	(67,286)	(383,179)	(315,893)
				$24,950,917	$11,284,014	$(13,666,903)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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